UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21997

             OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

Item 1. Schedule of Investments

OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.

QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

Old Mutual Emerging Managers Institutional Fund, L.L.C. ("Fund") invests substantially all of its assets in Old Mutual Emerging Managers Master Fund, L.L.C. (the "Master Fund"). As of June 30, 2009, the Fund owned 15.22% of the Master Fund. The Master Fund's schedule of investments at June 30, 2009 (unaudited) is as follows:

           INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   (PIE CHART)

CTA/Futures/Currency    - 10.2%
Equity Long Bias        -  2.3%
Equity Market Neutral   -  7.5%
Equity Variable Bias    - 60.3%
Event Driven            - 10.7%
Global Macro            -  9.0%

                                                                                 % OF
                                                                   FAIR        MEMBERS'
PORTFOLIO FUND                                        COST         VALUE     CAPITAL (1)    LIQUIDITY (2)
--------------                                     ----------   ----------   -----------   -------------
CTA/FUTURES/CURRENCY:
Nias Futures Fund, Ltd. (Shares: 1,115.552)        $1,115,552   $1,097,982      7.44%         Quarterly
                                                   ----------   ----------      ----
   TOTAL CTA/FUTURES/CURRENCY                       1,115,552    1,097,982      7.44%
                                                   ----------   ----------      ----
EQUITY LONG BIAS:
Renaissance Institutional Equities Fund, LLC          340,712      248,126      1.68%          Monthly
                                                   ----------   ----------      ----
   TOTAL EQUITY LONG BIAS                             340,712      248,126      1.68%
                                                   ----------   ----------      ----
EQUITY MARKET NEUTRAL:
Marshall Wace Market Neutral TOPS Fund, L.P.          900,000      802,197      5.44%          Monthly
                                                   ----------   ----------      ----
   TOTAL EQUITY MARKET NEUTRAL                        900,000      802,197      5.44%
                                                   ----------   ----------      ----

OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2009

                                                                                   % OF
                                                                     FAIR        MEMBERS'
PORTFOLIO FUND                                         COST         VALUE      CAPITAL (1)   LIQUIDITY (2)
--------------                                     -----------   -----------   -----------   -------------
EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                   $   685,714   $   846,933       5.74%        Monthly
Bluefin Investors, L.P.                                500,000       526,214       3.57%       Quarterly
Cedar Hill Capital Partners Onshore, L.P.              205,416       867,487       5.88%       Quarterly
Expo Health Sciences Fund, L.P.                        750,000       880,773       5.97%       Quarterly
Harvey SmidCap, L.P.                                 1,000,000     1,022,929       6.94%       Quarterly
JAT Capital Domestic Fund, L.P.                        750,000       692,188       4.69%       Quarterly
Longbow Infrastructure, L.P.                         1,150,000       960,598       6.52%       Quarterly
Longhorn Onshore Investors, L.P.                       700,000       678,947       4.60%       Quarterly
                                                   -----------   -----------      -----
   TOTAL EQUITY VARIABLE BIAS                        5,741,130     6,476,069      43.91%
                                                   -----------   -----------      -----
EVENT DRIVEN:
GoldenTree Partners, L.P.                            1,185,714       991,890       6.73%          (3)
Greywolf Capital Partner II, L.P.                       12,740        11,857       0.08%          (4)
Octavian Global Fund, L.P.                              70,611        48,589       0.33%          (4)
Pentwater Event Fund, LLC                               78,781        98,890       0.67%          (4)
                                                   -----------   -----------      -----
   TOTAL EVENT DRIVEN                                1,347,846     1,151,226       7.81%
                                                   -----------   -----------      -----
GLOBAL MACRO:
COMAC Global Macro Fund, Ltd. (Shares: 6,737.88)       921,556       965,472       6.55%        Monthly
                                                   -----------   -----------      -----
   TOTAL GLOBAL MACRO                                  921,556       965,472       6.55%
                                                   -----------   -----------      -----
   TOTAL PORTFOLIO FUNDS                            10,366,796    10,741,072      72.83%
                                                   -----------   -----------      -----
CASH EQUIVALENT:
SDIT Prime Obligation Fund, Class A, 0.270% (5)      1,671,074     1,671,074      11.33%         Daily
                                                   -----------   -----------      -----
   TOTAL CASH EQUIVALENT                             1,671,074     1,671,074      11.33%
                                                   -----------   -----------      -----
   TOTAL INVESTMENTS                               $12,037,870   $12,412,146      84.16%
                                                   ===========   ===========      =====

(1)  Percentages are based on Members' Capital at June 30, 2009, of $14,749,008.

(2)  Liquidity terms shown apply after lock-up provisions.

(3)  Portfolio fund restricted redemptions.

(4) Represents a side pocket balance which will be liquidated upon monetization of the assets held in the side pocket.

(5)  The rate shown is the 7-day effective yield as of June 30, 2009.

As of June 30, 2009, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $12,037,870. Net unrealized appreciation on investments for tax purposes was $374,276 consisting of $1,067,231 of gross unrealized appreciation and $692,955 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 72.83% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
JUNE 30, 2009

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2009:

                                   Level 1 --
                                 Quoted Prices    Level 2 --
                                   in Active     Significant    Level 3 --
                                  Markets for       Other       Significant
                                   Identical      Observable   Unobservable    Total as of
                                     Assets         Inputs        Inputs      June 30, 2009
                                 -------------   -----------   ------------   -------------
Investments in Portfolio Funds     $       --        $--        $10,741,072    $10,741,072
Cash Equivalents                    1,671,074         --                 --      1,671,074
                                   ----------        ---        -----------    -----------
   Totals                          $1,671,074        $--        $10,741,072    $12,412,146
                                   ==========        ===        ===========    ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                   Beginning      Realized and                        Ending
                                 Balance as of     unrealized     Net purchase/   Balance as of
                                 April 1, 2008   gains/(losses)       sales       June 30, 2009
                                 -------------   --------------   -------------   -------------
Investments in Portfolio Funds     $9,041,945      $(571,484)       $2,270,611     $10,741,072
                                   ==========      =========        ==========     ===========

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Mutual Emerging Managers Institutional Fund, L.L.C.


By (Signature and Title)*   /s/ Matthew J. Appelstein
                            --------------------------------------
                            Matthew J. Appelstein, President & CEO

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Matthew J. Appelstein
                            --------------------------------------
                            Matthew J. Appelstein, President & CEO

Date: August 28, 2009


By (Signature and Title)*   /s/ Ross Weissman
                            --------------------------------------
                            Ross Weissman, Treasurer and CFO

Date: August 28, 2009

* Print the name and title of each signing officer under his or her signature.